PIMCO Variable Insurance Trust

Supplement Dated May 15, 2009 to the

Administrative Class Prospectus and

Advisor Class and Class M Prospectus, each dated May 1, 2009

Disclosure Related to the High Yield Portfolio (the “Portfolio”)

Effective immediately, William H. Gross is the portfolio manager of the Portfolio and the disclosure in the table providing information with respect to Mr. Gross and the Portfolio in the “Management of the Portfolios-Individual Portfolio Managers” section of each Prospectus is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
High Yield	William H. Gross	05/09	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

Low Duration		2/99*

Small Cap StocksPLUS® TR		1/07*

Total Return		12/97*

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 15, 2009 to the

Institutional Class Prospectus, dated May 1, 2009

Disclosure Related to the High Yield Portfolio (the “Portfolio”)

Effective immediately, William H. Gross is the portfolio manager of the Portfolio and the disclosure in the table providing information with respect to Mr. Gross and the Portfolio in the “Management of the Portfolios-Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
High Yield	William H. Gross	05/09	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

Low Duration		2/99*

Total Return		12/97*

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated May 15, 2009 to the

High Yield Portfolio Institutional Class Prospectus,

High Yield Portfolio Administrative Class Prospectus, and

High Yield Portfolio Advisor Class Prospectus, each dated May 1, 2009

Disclosure Related to the High Yield Portfolio (the “Portfolio”)

Effective immediately, William H. Gross is the portfolio manager of the Portfolio and the disclosure in the “Management of the Portfolio-Individual Portfolio Manager” section of each Prospectus is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
High Yield	William H. Gross	05/09	Managing Director, Co-Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.

Investors Should Retain This Supplement For Future Reference